Property, Equipment And Software - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 51,668	$ 7,610	¥ 47,867
Less: accumulated depreciation and amortization	(25,935)	(3,820)	(18,221)
Net book value	25,733	3,790	29,646
Construction in progress	1,325	195	423
Total net book value of property, equipment and software	27,058	3,985	30,069
Laboratory Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	27,336	4,026	24,265
Leasehold improvement [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	12,605	1,857	11,856
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	10,201	1,502	10,220
Office furniture and equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	¥ 1,526	$ 225	¥ 1,526